UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel           New York NY              02/11/2011
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-01488                Delphi
025-05358                Lateef
028-11482                Knightsbridge
028-11741                Westend
025-04207                Driehaus
028-02028                Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           98

Form 13F Information Table Value Total:  $   253,135
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  --------------  --------  --------  -------------------  --------  --------  ------------------------
                                                          VALUE     SHARES/  SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------------  --------------  --------  --------  --------  --- ----   --------  --------  -------- -------- ------
3M COMPANY                     COM             88579Y101    440       5101   SH         Sole                            5101
ABBOTT LABS                    COM             002824100    214       4473   SH         Sole                            4473
AMGEN                          COM             031162100   1457      26540   SH         Sole                           26540
ANADARKO PETE CORP             COM             032511107   1443      18945   SH         Sole                           18945
APACHE CORPORATION             COM             037411105    707       5933   SH         Sole                            5933
APPLE COMPUTER INC             COM             037833100   2206       6839   SH         Sole                            6839
AT&T INC                       COM             00206R102    916      31182   SH         Sole                           31182
AUTOMATIC DATA PROCESSING      COM             053015103    439       9492   SH         Sole                            9492
BANK OF NEW YORK MELLON CORP   COM             064058100   3214     106435   SH         Sole                          106435
BENIHANA INC                   COM             082047101    134      16737   SH         Sole                           16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108   2099      79260   SH         Sole                           79260
CAMDEN NATIONAL CORP           COM             133034108    710      19599   SH         Sole                           19599
CANTEL MEDICAL CORP            COM             138098108    487      20824   SH         Sole                           20824
CAPITAL SOUTHWEST CORP         COM             140501107    380       3662   SH         Sole                            3662
CELGENE CORP                   COM             151020104    308       5200   SH         Sole                            5200
CISCO SYSTEMS                  COM             17275R102   2713     134084   SH         Sole                          134084
COCA-COLA                      COM             191216100    865      13149   SH         Sole                           13149
COLGATE PALMOLIVE CO           COM             194162103    738       9178   SH         Sole                            9178
COMMERCE BANCSHARES INC.       COM             200525103   1678      42243   SH         Sole                           42243
CORNING INC                    COM             219350105   1309      67730   SH         Sole                           67730
CVS CAREMARK CORP              COM             126650100   1499      43100   SH         Sole                           43100
DOMINION RESOURCES INC. NEW    COM             25746U109   1655      38750   SH         Sole                           38750
DU PONT ( E. I. ) DE NEMOURS & COM             263534109    841      16865   SH         Sole                           16865
E M C CORP                     COM             268648102   1530      66806   SH         Sole                           66806
EMERSON ELECTRIC CO            COM             291011104   2675      46787   SH         Sole                           46787
EXELON CORP                    COM             30161n101   1080      25935   SH         Sole                           25935
EXPRESS SCRIPTS INC COMMON STO COM             302182100    267       4940   SH         Sole                            4940
EXXON MOBIL CORP               COM             30231G102   4459      60984   SH         Sole                           60984
FEDERAL REALTY INV TR          COM             313747206    259       3320   SH         Sole                            3320
FLUOR                          COM             343412102   1447      21835   SH         Sole                           21835
GENERAL ELECTRIC CO            COM             369604103    430      23524   SH         Sole                           23524
GOLDMAN SACHS GROUP            COM             38141G104    690       4101   SH         Sole                            4101
GOOGLE INC CL A                COM             38259P508   1955       3292   SH         Sole                            3292
H J HEINZ CO                   COM             423074103    590      11925   SH         Sole                           11925
HOME DEPOT                     COM             437076102   2042      58250   SH         Sole                           58250
HUDSON CITY BANCORP INC        COM             443683107    366      28700   SH         Sole                           28700
ILLINOIS TOOL WORKS INC.       COM             452308109    734      13740   SH         Sole                           13740
INTERNATIONAL BUSINESS MACHINE COM             459200101   1094       7454   SH         Sole                            7454
ISHARES MSCI ALL COUNTRY ASIA  COM             464288182  14069     220870   SH         Sole                          220870
ISHARES MSCI AUSTRALIA INDEX   COM             464286103  12787     502630   SH         Sole                          502630
ISHARES MSCI CANADA INDEX      COM             464286509  12225     394347   SH         Sole                          394347
ISHARES MSCI EAFE INDEX        COM             464287465    953      16377   SH         Sole                           16377
ISHARES MSCI EMERGING MKT      COM             464287234    239       5020   SH         Sole                            5020
ISHARES MSCI PACIFIC EX JPN FD COM             464286665    227       4830   SH         Sole                            4830
ISHARES MSCI SWITZERLAND INDEX COM             464286749    576      22970   SH         Sole                           22970
ISHARES RUSSELL 3000 INDEX     COM             464287689  24546     327503   SH         Sole                          327503
ISHARES S&P 500 INDEX          COM             464287200   1636      12960   SH         Sole                           12960
ISHARES S&P LATIN AMER 40 INDE COM             464287390   7414     137662   SH         Sole                          137662
ISHARES S&P MIDCAP             COM             464287507   1651      18210   SH         Sole                           18210
ISHARES S&P SMALLCAP 600 INDEX COM             464287804   1007      14705   SH         Sole                           14705
ITT CORPORATION                COM             450911102    350       6712   SH         Sole                            6712
JOHNSON & JOHNSON              COM             478160104   3171      51270   SH         Sole                           51270
JPMORGAN CHASE & CO            COM             46625H100   2179      51361   SH         Sole                           51361
KIMBERLY-CLARK                 COM             494368103    529       8385   SH         Sole                            8385
L-3 COMMUNICATIONS HOLDINGS, I COM             502424104   1098      15580   SH         Sole                           15580
MARKET VECTORS - AGRIBUSINESS  COM             57060U605   8269     154440   SH         Sole                          154440
MARKET VECTORS GOLD MINERS ETF COM             57060U100  11865     193025   SH         Sole                          193025
MERCK & CO                     COM             58933Y105    616      17082   SH         Sole                           17082
METLIFE INC                    COM             59156R108   1496      33663   SH         Sole                           33663
MICROSOFT CORP                 COM             594918104   1113      39893   SH         Sole                           39893
MONSANTO CO NEW                COM             61166W101   2255      32385   SH         Sole                           32385
NEW AMERICA HIGH INCOME FUND   COM             641876800    100      10000   SH         Sole                           10000
NEWMONT MINING CORP            COM             651639106    338       5500   SH         Sole                            5500
NIKE INC                       COM             654106103   1178      13785   SH         Sole                           13785
OCCIDENTAL PETROLEUM CORP      COM             674599105   1930      19674   SH         Sole                           19674
ORACLE CORPORATION             COM             68389X105   2221      70955   SH         Sole                           70955
PARKER HANNIFIN CORP           COM             701094104   2058      23849   SH         Sole                           23849
PAYCHEX                        COM             704326107   1592      51515   SH         Sole                           51515
PEABODY ENERGY CORP            COM             704549104   1051      16430   SH         Sole                           16430
PEPSICO INC                    COM             713448108   2379      36410   SH         Sole                           36410
PFIZER INC                     COM             717081103    754      43038   SH         Sole                           43038
POWERSHARES CLEANTECH PORTFOLI COM             73935X278    550      20850   SH         Sole                           20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615    423      30300   SH         Sole                           30300
POWERSHARES WATER RESOURCES    COM             73935X575   8258     434835   SH         Sole                          434835
POWERSHARES WILDERHILL CLEAN E COM             73935x500    499      48000   SH         Sole                           48000
PROCTER & GAMBLE CO            COM             742718109   3062      47606   SH         Sole                           47606
QUALCOMM INC.                  COM             747525103   1441      29113   SH         Sole                           29113
SCHLUMBERGER                   COM             806857108   2286      27382   SH         Sole                           27382
SEMPRA ENERGY                  COM             816851109    210       4000   SH         Sole                            4000
SPDR MSCI ACWI EX US ETF       COM             78463x848   3888     114650   SH         Sole                          114650
SPDR S&P 500 ETF TRUST         COM             78462f103  20811     165498   SH         Sole                          165498
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107   6696      40662   SH         Sole                           40662
STATE STREET CORPORATION       COM             857477103    495      10675   SH         Sole                           10675
TARGET                         COM             87612E106    487       8100   SH         Sole                            8100
TORTOISE ENERGY INFRASTRUCTURE COM             89147L100  14837     387902   SH         Sole                          387902
UNITED TECHNOLOGIES CORP       COM             913017109   2296      29171   SH         Sole                           29171
US BANCORP                     COM             902973304    465      17250   SH         Sole                           17250
VANGUARD EMERGING MARKET ETF   COM             922042858   9432     195907   SH         Sole                          195907
VANGUARD EUROPEAN ETF          COM             922042874    363       7400   SH         Sole                            7400
VANGUARD TOTL SM ETF           COM             922908769    633       9750   SH         Sole                            9750
VERIZON COMMUNICATIONS         COM             92343V104    278       7769   SH         Sole                            7769
WAL MART STORES                COM             931142103   2418      44845   SH         Sole                           44845
WALGREEN                       COM             931422109    510      13080   SH         Sole                           13080
WINDSTREAM CORPORATION         COM             97381W104    526      37750   SH         Sole                           37750
WISDOMTREE EMERGING MKTS EQ IN COM             97717w315    255       4275   SH         Sole                            4275
XENITH CORP                    COM             98410X105    478      87000   SH         Sole                           87000
XEROX CORP                     COM             984121103    286      24805   SH         Sole                           24805
ZIMMER HOLDINGS INC            COM             98956P102   1310      24408   SH         Sole                           24408